General administrative expenses and other net operating income (expenses) - Details of other operating income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income [Abstract]
Gain on transactions of foreign exchange	₩ 1,428,737	₩ 1,403,083	₩ 562,935
Gain related to derivatives (Designated for hedging)	114,875	71,179	61,271
Gain on fair value hedged items	8,986	257,910	106,253
Others	288,862	249,509	172,044
Total	₩ 1,841,460	₩ 1,981,681	₩ 902,503